Summary of Significant Accounting Policies - Property and Equipment Additional Information (Details) - Website development costs - USD ($)	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 26, 2017	Aug. 29, 2015	Jul. 06, 2017	Aug. 26, 2017	Aug. 27, 2016	Dec. 27, 2014
Property, Plant and Equipment [Line Items]
Estimated useful lives				3 years
Amortization of capitalized website development	$ 100,000
Disposal of fully amortized costs	0	$ 0	$ 0		$ 0	$ 1,900,000
Disposal amount	$ 0	0	0		0	1,900,000
(Predecessor)
Property, Plant and Equipment [Line Items]
Amortization of capitalized website development		$ 300,000	$ 500,000		$ 600,000	$ 800,000